Restructuring and other items (Tables)	12 Months Ended
Dec. 31, 2014
Recognized Restructuring and Other Items, Net
Restructuring and other items recognized during the year ended December 31, 2014 comprise:

	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	(in thousands)
Restructuring charges	$8,796	$9,033	$4,525
Other items	-	-	1,111
Net charge	$8,796	$9,033	$5,636

Restructuring Charges
	Onerous	Asset
	Lease	Impairment	Total
	(in thousands)

Total provision recognized	$3,167	$5,629	$8,796
Asset write-off	-	(5,629)	(5,629)
Provision at December 31, 2014	$3,167	-	$3,167

Details of Movement in Restructuring Provisions Recognized
Details of the movement in this restructuring plan are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - Initial provision recognized	$3,903	$509	$4,412
Q2 Plan - Initial provision recognized	4,228	393	4,621
Total provision recognized	8,131	902	9,033
Cash payments	(6,544)	(199)	(6,743)
Amounts released	(93)	-	(93)
Foreign exchange movement	(3)	-	(3)
Provision at December 31, 2013	$1,491	$703	$2,194
Cash payments	(1,319)	(337)	(1,656)
Amounts released	-	-	-
Foreign exchange movement	(1)	-	(1)
Provision at December 31, 2014	$171	$366	$537